Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2015
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Basis of Presentation and General Information

Euroseas Ltd. was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship owning companies in existence at that time. Euroseas Ltd, through its wholly owned vessel owning subsidiaries (collectively the “Company”) is engaged in the ocean transportation of drybulk commodities and containers through ownership and operation of drybulk vessels and containerships.

The operations of the vessels are managed by Eurobulk Ltd. (the “Management Company”), a corporation controlled by members of the Pittas family. The Pittas family is the controlling shareholder of Friends Investment Company Inc., which owns 28% of the Company’s shares as of June 30, 2015.

The Management Company has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece; it provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, as well as executive management services, in consideration for fixed and variable fees (see Note 5).

As of June 30, 2015, the Company intends to finance a working capital deficit of $4.53 million and capital commitments of $11.26 million in the remainder of 2015, $64.22 million in the first half of 2016 and $20.12 million in the fourth quarter of 2016 for its newbuilding program from cash flow from operations, long term borrowings (see Note 9 for loan agreements for the financing of the 2 of the newbuilding vessels, the ultramax bulkers) and equity offerings (see Note 12 for funds raised from shareholders’ rights offering in September 2015). In addition, to the extend these sources of funds are not sufficient, the Company could take actions to reduce the amounts due, defer timing of payment or raise additional funds. These potential actions include, but are not limited to, the sale of vessels, the refinancing of loan balloon payments, the deferral of payments on newbuild contracts or the sale of a newbuild contract. As these sources of financing are not legally committed and the actions the Company could take are not entirely in the Company’s control, it raises an uncertainty related to the Company’s ability to fund the obligations that come due within the next twelve months. This uncertainty raises a substantial doubt about our ability to continue as a going concern. However, the Company believes it will have adequate funding through the sources described above and accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve months.

The accompanying unaudited condensed consolidated financial statements include the accounts of Euroseas Ltd. and its wholly owned vessel owning subsidiaries, and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2014 included in the Company’s annual report on Form 20-F, filed with the Securities and Exchange Commission on April 30, 2015. On July 22, 2015, the Company effected a 1-for- 10 reverse stock split. The par value of each share of the Company’s common stock remained the same ($0.03), and as a result of the reverse split, the Share and Paid-in Capital of the Company were adjusted accordingly. Specifically, the number of shares issued and outstanding was reduced from 57,832,313 to 5,784,025 and the share capital of the Company was reduced by $1,561,449, from $1,734,970 to $173,521, with a corresponding increase to the paid-in capital. The financial statements presented herein give retroactive effect to the reverse split for the periods presented. The reverse stock split was undertaken with the objective of meeting the minimum $1.00 per share requirement for listing the Company's common stock on the Nasdaq Capital Market.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six month period ended June 30, 2015 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2015.